DELAWARE GROUP® EQUITY FUNDS V

Delaware Dividend Income Fund (the “Fund”)

Supplement to the Fund’s Summary Prospectus dated March 30, 2015

Effective as of the date of this supplement, the following replaces the information in the section entitled, “Who manages the Fund? – Investment manager”:

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer – Real Estate Securities and Income Solutions (RESIS)	May 2006
Damon J. Andres, CFA	Vice President, Senior Portfolio Manager	December 1996
D. Tysen Nutt Jr.	Senior Vice President, Senior Portfolio Manager, Team Leader	March 2005
Robert A. Vogel Jr., CFA	Vice President, Senior Portfolio Manager	March 2005
Nikhil G. Lalvani, CFA	Vice President, Senior Portfolio Manager	October 2006
Kristen E. Bartholdson	Vice President, Senior Portfolio Manager	December 2008
Wayne A. Anglace, CFA	Vice President, Senior Portfolio Manager	March 2010
Edward A. “Ned” Gray, CFA	Senior Vice President, Chief Investment Officer — Global and International Value Equity	March 2011
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014

Neither Delaware Management Company nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Please keep this Supplement for future reference.

This Supplement is dated February 10, 2016.